CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax are - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax are [Line Items]
Assets	$ 235,583	$ 273,529
Liabilities	616,803	786,571
Property, plant and equipment [member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax are [Line Items]
Assets	186,311	150,831
Liabilities	1,700,215	1,733,327
Assets By Rights Of Use [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax are [Line Items]
Assets	42,011	202
Liabilities	(91,470)	(85,550)
Amortization [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax are [Line Items]
Assets	(903)	(983)
Liabilities	52,233	55,880
Provisions [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax are [Line Items]
Assets	(139,346)	(38,303)
Liabilities	(182,913)	(75,631)
Revaluation of Financial Assets [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax are [Line Items]
Assets	422	445
Liabilities	(9,857)	458
Tax Losses [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax are [Line Items]
Assets	155,539	170,980
Liabilities	(1,200,729)	(1,198,170)
Intangibles [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax are [Line Items]
Assets
Liabilities	349,082	351,238
Other [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax are [Line Items]
Assets	(8,451)	(9,643)
Liabilities	$ 242	$ 5,019